Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - Recurring Fair Value Measurement [Member] - IFRS9 [member] - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Financial assets	$ 8,536,412	$ 6,937,549
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	433,863	504,275
Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	3,238,371	2,431,436
Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	271	1,758
Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	1,086	565
Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	582,710	183,702
Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	108,042	80,898
Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	271	23,123
Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	432,178	67,088
Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	4,861	4,390
Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	35,017	5,903
Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	2,341	2,300
Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,970,899	3,598,890
Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	217,185	165,927
Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	394,691	716,423
Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	3,056,179	2,174,278
Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	296,665	536,576
Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	6,179	5,686
Financial derivative contracts [member]
ASSETS
Financial assets	3,982,803	3,154,957
LIABILITIES
Financial liabilities	3,673,591	2,938,034
Derivative financial instruments | Forward Contract [Member]
ASSETS
Financial assets	472,208	454,300
Derivative financial instruments | Swap contract [member]
ASSETS
Financial assets	3,509,315	2,696,635
Derivative financial instruments | Call options [member]
ASSETS
Financial assets	195	3,805
Derivative financial instruments | Put options [member]
ASSETS
Financial assets	$ 1,085	$ 217